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OMB Number: 3235-0582
Expires: March 31, 2018
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 (Fund’s inception date) - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	Vivaldi Merger Arbitrage Fund
Reporting Period:	10/1/2015 (Inception Date) - 6/30/2016

Vivaldi Asset Management, LLC, on behalf of the Fund, did not vote any of the proxies during the period 10/1/15 (Inception Date) through 6/30/16.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (ON REQUEST) CLIENT : 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXPSZZ5 # 1169 DATE: 08/25/16 PAGE NO: 5

CUSIP 74339G-101 PROGRESSIVE WASTE SOLUTIONS LTD.		MEETING TYPE: CONSENT MEETING
MEETING DATE: 05/26/16 RECORD DATE: 04/15/16	MAIL DATE: 04/29/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	0708678639230124	90,518

	MR	PROPOSAL TEXT	DIRECTORS
01	F
APPROVAL OF AN ORDINARY RESOLUTION, THE FULL TEXT OF WHICH IS SET FORTH IN SCHEDULE A TO THE ACCOMPANYING CIRCULAR, AUTHORIZING AND APPROVING THE MERGER AGREEMENT (AS DEFINED IN THE CIRCULAR), A COPY OF WHICH IS INCLUDED AS SCHEDULE B TO THE CIRCULAR, AND THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT, ALL AS MORE PARTICULARLY DESCRIBED IN THE INFORMATION CIRCULAR.
01 JOHN T. DILLON 02 JAMES J. FORESE 03 LARRY S. HUGHES 04 JEFFREY L. KEEFER 05 DOUGLAS W. KNIGHT 06 SUSAN LEE 07 DANIEL R. MILLIARD
02	F
CONDITIONAL UPON THE APPROVAL OF THE TRANSACTION RESOLUTION, APPROVAL OF A SPECIAL RESOLUTION, THE FULL TEXT OF WHICH IS SET FORTH IN SCHEDULE A TO THE ACCOMPANYING CIRCULAR, APPROVING A CONSOLIDATION OF THE ISSUED AND OUTSTANDING PROGRESSIVE COMMON SHARES ON THE BASIS OF ONE (1) PROGRESSIVE COMMON SHARES ON A POST-CONSOLIDATION BASIS FOR EVERY 2.076843 PROGRESSIVE COMMON SHARES OUTSTANDING ON A PRE-CONSOLIDATION BASIS, SUBJECT T0, AND IMMEDIATELY FOLLOWING, THE COMPLETION OF THE MERGER.

03	F
CONDITIONAL UPON THE APPROVAL OF THE TRANSACTION RESOLUTION, AFPROVAL OF AN ORDINARY RESOLUTION, THE FULL TEXT OF WHICH IS SET FORTH IN SCHEDULE A TO THE ACCOMPANYING CIRCULAR, AUTHORIZING AND APPROVING THE ADOPTION BY THE CORPORATION OF THE NEW INCENTIVE PLAN (AS DEFINED IN THE CIRCULAR), A COPY OF WHICH IS ATTACHED AS SCHEDULE J TO THE CIRCULAR, AND THE RESERVATION FOR ISSUANCE OF PROGRESSIVE COMMON SHARES UNDER THE NEW INCENTIVE PLAN, IN EACH CASE SUBJECT TO, AND IMMEDIATELY FOLLOWING, THE COMPLETION OF THE MERGER.

04	F
APPOINTMENT OF DELOITTE LLP, INDEPENDENT REGISTERED CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION UNTIL THE NEXT ANNUAL MEETING OF THE CORPORATION OR UNTIL THEIR SUCCESSOR IS APPOINTED AND AUTHORIZING THE DIRECTORS TO FIX THE REMUNERATION OF THE AUDITORS.

05	F	#DIRECTOR

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (ON REQUEST) CLIENT : 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXPSZZ5 # 1169 DATE: 08/25/16 PAGE NO: 6

CUSIP 07177M-103 BAXALTA INCORPORATED		MEETING TYPE: CONSENT MEETING
MEETING DATE: 05/27/16 RECORD DATE. 04/11/16	MAIL DATE: 04/28/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	4895555268020364	60,170

	MR	PROPOSAL TEXT	DIRECTORS
1.	F	ADOPTION OF THE MERGER AGREEMENT. PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 11, 2016, BY AND AMONG BAXALTA INCORPORATED, SHIRE PLC AND BEARTRACKS, INC.
2.	F
ADVISORY VOTE ON MERGER-RELATED COMPENSATION FOR BAXALTA’S NAMED EXECUTIVE OFFICERS. PROPOSAL TO APPROVE, ON A NON-BINDING ADVISORY BASIS, COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO BAXALTA’S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.

3.	F
ADJOURNMENT OF THE SPECIAL MEETING OF BAXALTA. PROPOSAL TO APPROVE ANY MOTION TO ADJOURN THE SPECIAL MEETING, OR ANY ADJOURNMENTS THEREOF, TO ANOTHER TIME OR PLACE, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (ON REQUEST) CLIENT : 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXPSZZ5 # 1169 DATE: 08/25/16 PAGE NO: 2

CUSIP 143436-400 CARMIKE CINEMAS, INC.		MEETING TYPE: ANNUAL MEETING
MEETING DATE: 05/25/16 RECORD DATE: 04/01/16	MAIL DATE: 04/20/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	7481817201427860	16,223

	MR	PROPOSAL TEXT	DIRECTORS
1.	F	#DIRECTOR	01. ROLAND C. SMITH 02 MARK R. BELL 03 JEFFREY W. BERKMAN 04 SEAN T. ERWIN 05 JAMES A. FLEMING 06 S. DAVID PASSMAN III 07 PATRICIA A. WILSON
2.	F	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.
3.	F	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, EXECUTIVE COMPENSATION.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA) CLIENT : 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXTPR2Z # 3596 DATE: 08/24/16 PAGE NO: 50

CUSIP 493267-108 KEYCORP		MEETING TYPE: ANNUAL MEETING

MEETING DATE: 05/19/16 RECORD DATE: 03/24/16	MAIL DATE: 04/08/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	5179753572208000	6,850

	MR	PROPOSAL TEXT	DIRECTORS
lA.	F	ELECTION OF DIRECTOR: BRUCE D. BROUSSARD
1B.	F	ELECTION OF DIRECTOR: JOSEPH A. CARRABBA
1C.	F	ELECTION OF DIRECTOR: CHARLES P. COOLEY
1D.	F	ELECTION OF DIRECTOR: ALEXANDER M. CUTLER
lE.	F	ELECTION OF DIRECTOR: H. JAMES DALLAS
1F.	F	ELECTION OF DIRECTOR: ELIZABETH R. GILE
1G.	F	ELECTION OF DIRECTOR: RUTH ANN M. GILLIS
1H.	F	ELECTION OF DIRECTOR: WILLIAM G. GISEL, JR.
lI.	F	ELECTION OF DIRECTOR: RICHARD J. HIPPLE
1J.	F	ELECTION OF DIRECTOR: KRISTEN L. MANOS
1K.	F	ELECTION OF DIRECTOR: BETH E. MOONEY
1L.	F	ELECTION OF DIRECTOR: DEMOS PARNEROS
1M.	F	ELECTION OF DIRECTOR: BARBARA R. SNYDER
1N.	F	ELECTION OF DIRECTOR: DAVID K. WILSON
2.	F	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITOR.
3.	F	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.
4.	F	APPROVAL OF KEYCORP’S 2016 ANNUAL PERFORMANCE PLAN.
5.	N	SHAREHOLDER PROPOSAL SEEKING TO SEPARATE THE CHAIRMAN AND CHIEF EXECUTIVE OFFICER ROLES.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA) CLIENT : 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXTPR2Z # 3596 DATE: 08/24/16 PAGE NO: 17

CUSIP 651824-104 NEWPORT CORPORATION		MEETING TYPE: CONSENT MEETING
MEETING DATE: 04/27/16 RECORD DATE: 03/21/16	MAIL DATE: 04/01/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	8361618453235124	100,767

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
TO ADOPT AND APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 22, 2016, BY AND AMONG NEWPORT CORPORATION (THE “COMPANY”), MKS INSTRUMENTS, INC. (“PARENT”), AND PSI EQUIPMENT, INC. (“MERGER SUB”), AND THE TRANSACTIONS CONTEMPLATED THEREBY (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

2.	F
TO APPROVE THE POSTPONEMENT OR ADJOURNMENT OF THE SPECIAL MEETING TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE PROPOSAL 1, IF DEEMED NECESSARY OR APPROPRIATE BY THE BOARD OF DIRECTORS.

3.	F	TO APPROVE ON A NON-BINDING, ADVISORY BASIS, CERTAIN COMPENSATION THAT WILL OR MAY BECOME PAYABLE TO THE COMPANY’S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA) CLIENT 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXTPR2Z # 3596 DATE: 08/24/16 PAGE NO: 12

CUSIP 471109-108 JARDEN CORPORATION		MEETING TYPE: CONSENT MEETING

MEETING DATE: 04/15/16 RECORD DATE: 03/01/16	MAIL DATE: 03/23/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	4095370381906245	21,431

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 13, 2015 BY AND AMONG NEWELL RUBBERMAID INC., A DELAWARE CORPORATION, AND JARDEN CORPORATION, A DELAWARE CORPORATION (AS IT MAY BE AMENDED FROM TIME TO TIME)

2.	F	TO APPROVE, ON A NON-BINDING, ADVISORY BASIS THE MERGER-RELATED COMPENSATION PROPOSAL
3.	F
TO CONSIDER AND VOTE ON THE PROPOSAL TO APPROVE ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA) CLIENT : 19J UMB BANK, N.A. FOR MEETING DATE 07/01/15 THRU 06/30/16	BRXTPR2Z # 3596 DATE: 08/24/16 PAGE NO: 13

CUSIP 471109-108 HEARTLAND PAYMENT SYSTEMS, INC.		MEETING TYPE: CONSENT MEETING

MEETING DATE: 04/21/16 RECORD DATE: 03/24/16	MAIL DATE: 03/30/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	5717161141102881	7,158

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 15, 2015, BY AND AMONG HEARTLAND PAYMENT SYSTEMS, INC., GLOBAL PAYMENTS INC., DATA MERGER SUB ONE, INC., AND DATA MERGER SUB TWO, LLC.

2.	F	PROPOSAL TO APPROVE, BY ADVISORY (NON-BINDING) VOTE, CERTAIN COMPENSATION ARKFINGEMENTS FOR HEARTLAND’S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGERS.
3.	F
PROPOSAL FOR ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE MERGER AGREEMENT.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596 DATE: 08/24/16 PAGE NO: 7
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP 98742U-100 YOUKU TUDOU, INC.		MEETING TYPE: CONSENT MEETING

MEETING DATE: 03/14/16 RECORD DATE: 02/11/16	MAIL DATE: 02/18/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	8117038173788941	8,334

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
AS A SPECIAL RESOLUTION: THAT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 6, 2015 (THE “MERGER AGREEMENT”), BY AND AMONG ALI YK INVESTMENT HOLDING LIMITED, AN EXEMPTED COMPANY WITH LIMITED LIABILITY INCORPORATED UNDER THE LAWS OF THE CAYMAN ISLANDS (“PARENT”), ALI YK SUBSIDIARY HOLDING LIMITED, AN EXEMPTED COMPANY WITH LIMITED LIABILITY INCORPORATED UNDER THE LAWS OF THE CAYMAN ISLANDS AND A WHOLLY OWNED SUBSIDIARY OF PARENT (“MERGER SUB”), THE COMPANY AND, SOLELY FOR PURPOSES ...(DUE TO SPACE LIMITS, SEE PROXY MATERIAL FOR FULL PROPOSAL)

2.	F
AS A SPECIAL RESOLUTION: THAT EACH OF THE MEMBERS OF THE SPECIAL COMMITTEE OF THE BOARD OF DIRECTORS OF THE COMPANY AND ANY OTHER DIRECTOR OR OFFICER OF THE COMPANY BE AUTHORIZED TO DO ALL THINGS NECESSARY TO GIVE EFFECT TO THE MERGER AGREEMENT, THE PLAN OF MERGER AND THE TRANSACTIONS, INCLUDING THE MERGER.

3.	F
AS AN ORDINARY RESOLUTION: THAT THE CHAIRMAN OF THE EXTRAORDINARY GENERAL MEETING BE INSTRUCTED TO ADJOURN THE EXTRAORDINARY GENERAL MEETING IN ORDER TO ALLOW THE COMPANY TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT PROXIES RECEIVED AT THE TIME OF THE EXTRAORDINARY GENERAL MEETING TO PASS THE SPECIAL RESOLUTIONS TO BE PROPOSED AT THE EXTRAORDINARY GENERAL MEETING.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596
DATE: 08/24/16
PAGE NO: 8
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP 095180-105 BLOUNT INTERNATIONAL, INC.		MEETING TYPE: CONSENT MEETING

MEETING DATE: 04/07/16 RECORD DATE: 03/04/16	MAIL DATE: 03/15/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	8211841365975418	101,845

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 9, 2015 (AS IT MAY BE AMENDED, SUPPLEMENTED OR OTHERWISE MODIFIED IN ACCORDANCE WITH ITS TERMS, THE “MERGER AGREEMENT”), AMONG BLOUNT INTERNATIONAL, INC., A DELAWARE CORPORATION (THE “COMPANY”), ASP BLADE INTERMEDIATE HOLDINGS, (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

2.	F
NON-BINDING, ADVISORY PROPOSAL TO APPROVE THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO THE COMPANY’S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH, OR FOLLOWING, THE CONSUMMATION OF THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.

3.	F	PROPOSAL TO ADJOURN THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596
DATE: 08/24/16
PAGE NO: 1
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP 86272T-106 STRATEGIC HOTELS & RESORTS, INC.		MEETING TYPE: CONSENT MEETING

MEETING DATE: 12/08/15 RECORD DATE: 10/16/15	MAIL DATE: 10/28/15	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	8265268657738488	18,764

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
THE PROPOSAL TO APPROVE THE MERGER (THE “MERGER”) OF STRATEGIC HOTELS & RESORTS, INC., A MARYLAND CORPORATION (“SHR”), WITH AND INTO BRE DIAMOND HOTEL LLC, A DELAWARE LIMITED LIABILITY COMPANY (“MERGER SUB”), CONTEMPLATED BY THAT CERTAIN AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 4, 2015 (AS MAY BE ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

2.	F	THE PROPOSAL TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO SHR’S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER.
3.	F
THE PROPOSAL TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR TIME IF NECESSARY OR APPROPRIATE, INCLUDING TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSAL TO APPROVE THE MERGER AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596
DATE: 08/24/16
PAGE NO: 2
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP 13342B-105 CAMERON INTERNATIONAL CORPORATION		MEETING TYPE: CONSENT MEETING

MEETING DATE: 12/17/15 RECORD DATE: 11/16/15	MAIL DATE: 11/19/15	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	0898260587949669	925

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 25, 2015, AMONG SCHLUMBERGER HOLDINGS CORPORATION, AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF SCHLUMBERGER LIMITED, RAIN MERGER SUB LLC, A DIRECT WHOLLY-OWNED SUBSIDIARY OF SCHLUMBERGER HOLDINGS CORP., SCHLUMBERGER LIMITED AND CAMERON INTERNATIONAL CORPORATION, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME.

2.	F
TO APPROVE, BY NON-BINDING, ADVISORY VOTE, THE COMPENSATION THAT MAY BECOME PAYABLE TO CAMERON INTERNATIONAL CORPORATION’S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER.

3.	F
TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING OF STOCKHOLDERS, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE PROPOSAL TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING OF STOCKHOLDERS.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596
DATE: 08/24/16
PAGE NO: 3
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP G6852T-105 PARTNERRE LTD.		MEETING TYPE: ANNUAL MEETING

MEETING DATE: 12/18/15 RECORD DATE: 11/02/15	MAIL DATE: 11/09/15	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	3360089941154237	5,299

	MR	PROPOSAL TEXT	DIRECTORS
1.	F	#DIRECTOR	01 JAN H. HOLSBOER 02 ROBERTO MENDOZA 03 KEVIN M. TWOMEY 04 DAVID ZWIENER
2.	F
TO RATIFY THE APPOINTMENT BY OUR AUDIT COMMITTEE OF DELOITTE LTD. AS OUR INDEPENDENT AUDITORS, TO SERVE UNTIL THE 2016 ANNUAL GENERAL MEETING, AND TO REFER DECISIONS ABOUT THE AUDITORS’ COMPENSATION TO THE BOARD OF DIRECTORS.

3.	F	TO APPROVE THE EXECUTIVE COMPENSATION DISCLOSED PURSUANT TO ITEM 402 REGULATION S-K (NON-BINDING ADVISORY VOTE).

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596
DATE: 08/24/16
PAGE NO: 4
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP M4146Y-108 EZCHIP SEMICONDUCTOR LTD.		MEETING TYPE: CONSENT MEETING

MEETING DATE: 01/19/16 RECORD DATE: 12/18/15	MAIL DATE: 12/23/15	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	3817201824157285	4,250

	MR	PROPOSAL TEXT	DIRECTORS
1.	F
(A) THE APPROVAL OF (I) THE AGREEMENT OF MERGER DATED AS OF SEPTEMBER 30, 2015 BY AND AMONG THE COMPANY, MELLANOX TECHNOLOGIES, LTD., AN ISRAELI COMPANY ("PARENT"), AND MONDIAL EUROPE SUB LTD., AN ISRAELI COMPANY AND A WHOLLY-OWNED SUBSIDIARY OF PARENT ("MERGER SUB") AS AMENDED BY AMENDMENT NO .. (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

2.	/
BY FILLING OUT AND RETURNING THIS PROXY CARD AND MARKING YES, THE UNDERSIGNED CONFIRMS THAT HE, SHE OR IT IS NOT MERGER SUB AND IS NOT A DIRECT OR INDIRECT HOLDER OF 25% OR MORE OF THE VOTING POWER OF MELLANOX TECHNOLOGIES LTD. OR MERGER SUB (I.E., A SHAREHOLDER REFERENCED IN SECTION 320(C) OF THE COMPANIES LAW) MARK “FOR” = YES OR “AGAINST” = NO.

REPORT NO: BRXP036	BROADRIDGE CLIENT POSITION REPORT (PURGED DATA)	BRXTPR2Z # 3596
DATE: 08/24/16
PAGE NO: 5
CLIENT : 19J UMB BANK, N.A.

FOR MEETING DATE 07/01/15 THRU 06/30/16

CUSIP 49271M-100 KEURIG GREEN MOUNTAIN, INC.		MEETING TYPE: CONSENT MEETING

MEETING DATE: 02/24/16 RECORD DATE: 01/11/16	MAIL DATE: 01/20/16	PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES	DIRECTOR VOTES	RETURN DATE
142820.1	7717088031852514	4,478

	MR	PROPOSAL TEXT	DIRECTORS
I	F
THE PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 6, 2015 AND AS AMENDED FROM TIME TO TIME (THE "MERGER AGREEMENT"), BY AND AMONG KEURIG, ACORN HOLDINGS B.V., MAPLE HOLDINGS ACQUISITION CORP. AND JAB HOLDINGS B.V. (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

II	F
THE PROPOSAL TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO KEURIG’S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.

III	F
THE PROPOSAL TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR TIME IF NECESSARY OR APPROPRIATE, INCLUDING TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSAL TO ADOPT THE MERGER AGREEMENT IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 31, 2016

*	Print the name and title of each signing officer under his or her signature.